SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	3,244	$107,668

Aerospace & Defense - 0.6%
BWX Technologies, Inc.	995	47,461
HEICO Corp.	416	57,624
Hexcel Corp. (1)(2)	619	31,804
Howmet Aerospace, Inc.	2,806	78,933
Mercury Systems, Inc. (1)	807	39,503
Spirit AeroSystems Holdings, Inc.	622	23,549
		278,874
Agriculture - 0.5%
Bunge Ltd.	1,427	123,535
Darling Ingredients, Inc. (1)	1,628	109,923
		233,458
Airlines - 0.2%
Alaska Air Group, Inc. (1)	720	34,971
American Airlines Group, Inc. (1)	2,832	50,098
JetBlue Airways Corp. (1)	1,736	23,297
		108,366
Apparel - 1.2%
Capri Holdings Ltd. (1)	972	57,562
Carter’s, Inc.	330	33,340
Columbia Sportswear Co.	586	57,153
Deckers Outdoor Corp. (1)	273	110,674
Hanesbrands, Inc.	5,220	84,303
PVH Corp.	405	43,246
Ralph Lauren Corp. - Class A	344	39,918
Skechers U.S.A., Inc. - Class A (1)	1,143	51,343
Tapestry, Inc.	2,120	85,054
		562,593
Auto Parts & Equipment - 0.8%
Allison Transmission Holdings, Inc.	880	30,439
BorgWarner, Inc.	2,223	96,212
Fox Factory Holding Corp. (1)(2)	442	77,690
Gentex Corp.	2,142	73,749
Lear Corp.	646	108,392
		386,482
Banks - 3.6%
Bank OZK	1,032	46,141
BOK Financial Corp.	584	60,274
Comerica, Inc. (2)	997	82,282
Commerce Bancshares, Inc.	991	69,172
Cullen/Frost Bankers, Inc. (2)	507	63,826
East West Bancorp, Inc.	1,131	87,087
First Citizens BancShares, Inc. - Class A (2)	90	72,358
First Financial Bankshares, Inc. (2)	1,375	68,640
First Horizon National Corp.	7,559	121,927
Glacier Bancorp, Inc.	1,018	55,277
Home BancShares, Inc. (2)	1,414	33,837
M&T Bank Corp. (2)	1,031	151,155
Pinnacle Financial Partners, Inc.	680	64,879
Prosperity Bancshares, Inc.	1,147	81,758
Signature Bank	503	152,057
Synovus Financial Corp.	1,265	57,292
UMB Financial Corp. (2)	409	41,137
United Bankshares, Inc. (2)	1,389	49,629
Valley National Bancorp (2)	3,645	48,989
Webster Financial Corp. (2)	736	39,663
Western Alliance Bancorp (2)	956	104,950
Wintrust Financial Corp.	508	44,465
Zions Bancorp N.A.	1,285	81,058
		1,677,853
Beverages - 0.3%
Molson Coors Brewing Co. - Class B (2)	1,223	54,350
The Boston Beer Co., Inc. - Class A (1)(2)	159	71,736
		126,086
Biotechnology - 5.9%
Arrowhead Pharmaceuticals, Inc. (1)	601	42,100
Blueprint Medicines Corp. (1)	1,738	167,196
Bridgebio Pharma, Inc. (1)(2)	939	38,029
Denali Therapeutics, Inc. (1)(2)	3,530	163,298
Exelixis, Inc. (1)	2,928	49,161
Fate Therapeutics, Inc. (1)(2)	2,519	138,570
Guardant Health, Inc. (1)	973	102,282
Halozyme Therapeutics, Inc. (1)(2)	2,360	77,597
Horizon Therapeutics PLC (1)	3,713	385,261
ImmunityBio, Inc. (1)	9,420	73,382
Ionis Pharmaceuticals, Inc. (1)	895	23,717
Mirati Therapeutics, Inc. (1)	1,429	195,444
NeoGenomics, Inc. (1)(2)	1,598	54,747
Novavax, Inc. (1)(2)	2,768	577,488
Royalty Pharma PLC - Class A	4,167	165,722
Twist Bioscience Corp. (1)(2)	869	82,989
Ultragenyx Pharmaceutical, Inc. (1)(2)	1,573	118,337
United Therapeutics Corp. (1)	760	144,020
Vir Biotechnology, Inc. (1)(2)	3,778	179,153
		2,778,493
Building Materials - 2.2%
Armstrong World Industries, Inc.	439	46,521
Builders FirstSource, Inc. (1)	2,315	160,754
Eagle Materials, Inc.	579	89,293
Fortune Brands Home & Security, Inc.	1,287	129,382
Lennox International, Inc.	322	99,505
Louisiana-Pacific Corp.	2,054	134,229
MDU Resources Group, Inc.	1,884	51,301
Owens Corning	924	78,392
The AZEK Co., Inc. - Class A (1)	1,210	47,456
Trex Co., Inc. (1)	1,194	158,527
Zurn Water Solutions Corp.	1,088	38,135
		1,033,495
Chemicals - 1.5%
Ashland Global Holdings, Inc.	431	43,561
Axalta Coating Systems Ltd. (1)	2,140	64,885
CF Industries Holdings, Inc.	1,784	108,092
Huntsman Corp.	1,777	56,313
Olin Corp.	548	29,784
RPM International, Inc.	1,221	111,160
The Mosaic Co.	3,948	135,101
Valvoline, Inc.	1,500	51,105
Westlake Chemical Corp. (2)	1,154	107,230
		707,231
Commercial Services - 4.9%
ADT, Inc. (2)	6,851	56,932
Affirm Holdings, Inc. - Class A (1)(2)	2,478	313,913
ASGN, Inc. (1)	503	61,205
Bright Horizons Family Solutions, Inc. (1)	742	91,229
Chegg, Inc. (1)	5,333	148,524
Dun & Bradstreet Holdings, Inc. (1)(2)	7,448	141,512
Euronet Worldwide, Inc. (1)	1,526	154,691
FTI Consulting, Inc. (1)(2)	316	46,164
Grand Canyon Education, Inc. (1)	467	33,844
GXO Logistics, Inc. (1)(2)	1,289	123,808
HealthEquity, Inc. (1)(2)	892	48,775
ManpowerGroup, Inc.	1,096	98,234
Nielsen Holdings PLC	10,693	204,878
Paylocity Holding Corp. (1)	647	163,264
Quanta Services, Inc.	1,193	135,740
R1 RCM, Inc. (1)	5,426	129,247
Robert Half International, Inc.	842	93,605
Service Corp. International	1,558	103,077
Terminix Global Holdings, Inc. (1)	1,806	67,400
TriNet Group, Inc. (1)	654	65,596
WEX, Inc. (1)	376	47,534
		2,329,172
Computers - 1.7%
Amdocs Ltd.	1,243	86,786
CACI International, Inc. (1)	230	59,669
DXC Technology Co. (1)	2,065	61,929
Genpact Ltd.	1,737	83,845
Lumentum Holdings, Inc. (1)(2)	1,786	154,971
Maximus, Inc. (2)	617	46,553
NCR Corp. (1)	3,168	123,235
Parsons Corp. (1)	947	31,431
Pure Storage, Inc. (1)(2)	3,073	95,171
Science Applications International Corp.	572	47,985
		791,575
Cosmetics & Personal Care - 0.1%
Coty, Inc. (1)	5,450	53,029

Distribution & Wholesale - 1.0%
IAA, Inc. (1)	1,264	61,051
Pool Corp.	397	219,986
SiteOne Landscape Supply, Inc. (1)	431	103,595
Watsco, Inc.	303	88,691
		473,323
Diversified Financial Services - 4.4%
Affiliated Managers Group, Inc.	802	136,444
Air Lease Corp.	987	40,062
Ally Financial, Inc.	3,075	140,927
Apollo Global Management, Inc. - Class A (2)	3,246	229,752
Credit Acceptance Corp. (1)(2)	145	90,611
Evercore, Inc. - Class A	429	59,502
Interactive Brokers Group, Inc. - Class A (2)	876	64,666
Invesco Ltd.	4,286	95,706
Jefferies Financial Group, Inc.	2,882	108,306
Lazard Ltd.	1,096	46,712
LPL Financial Holdings, Inc.	678	106,860
OneMain Holdings, Inc.	1,320	65,723
Santander Consumer USA Holdings, Inc.	2,608	108,884
SEI Investments Co.	1,315	78,413
SLM Corp.	2,859	50,833
Stifel Financial Corp.	970	68,880
Tradeweb Markets, Inc. - Class A	1,260	120,960
Upstart Holdings, Inc. (1)	2,138	438,055
		2,051,296
Electric - 1.2%
Black Hills Corp.	607	38,921
Hawaiian Electric Industries, Inc.	935	35,521
IDACORP, Inc.	462	48,335
NRG Energy, Inc. (2)	2,263	81,513
OGE Energy Corp.	2,049	70,322
Ormat Technologies, Inc.	536	40,468
Pinnacle West Capital Corp.	1,084	70,514
PNM Resources, Inc.	935	46,039
Portland General Electric Co.	851	41,418
Vistra Corp.	4,405	87,571
		560,622
Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	272	54,767
Generac Holdings, Inc. (1)(2)	683	287,707
Littelfuse, Inc.	232	69,248
Universal Display Corp.	463	66,232
		477,954
Electronics - 2.4%
Allegion PLC	782	96,687
Arrow Electronics, Inc. (1)	1,035	125,908
Avnet, Inc.	1,109	40,223
Coherent, Inc. (1)	96	24,857
Hubbell, Inc.	441	86,304
II-VI, Inc. (1)(2)	2,574	160,952
Jabil, Inc.	1,839	107,508
National Instruments Corp.	1,285	53,353
nVent Electric PLC	2,192	76,347
Sensata Technologies Holding PLC (1)	1,515	84,386
SYNNEX Corp.	472	48,833
Trimble, Inc. (1)	2,245	192,778
Woodward, Inc.	479	50,678
		1,148,814
Energy - Alternate Sources - 1.9%
Enphase Energy, Inc. (1)	1,903	475,750
First Solar, Inc. (1)(2)	1,548	160,373
NextEra Energy Partners LP (2)	1,084	92,194
Plug Power, Inc. (1)(2)	3,056	121,781
Sunrun, Inc. (1)(2)	1,397	64,318
		914,416
Engineering & Construction - 1.3%
AECOM (1)	1,356	93,483
EMCOR Group, Inc.	507	60,505
Exponent, Inc. (2)	467	54,405
Frontdoor, Inc. (1)	878	30,344
MasTec, Inc. (1)(2)	556	51,247
Southwest Gas Holdings, Inc.	584	38,433
TopBuild Corp. (1)(2)	313	84,444
WillScot Mobile Mini Holdings Corp. (1)	4,871	185,536
		598,397
Entertainment - 1.4%
Caesars Entertainment, Inc. (1)(2)	824	74,218
Churchill Downs, Inc.	809	181,394
Marriott Vacations Worldwide Corp. (2)	284	43,353
Penn National Gaming, Inc. (1)	562	28,791
Vail Resorts, Inc.	1,031	341,993
		669,749
Environmental Control - 0.7%
Clean Harbors, Inc. (1)	450	45,648
Pentair PLC	1,487	109,577
Stericycle, Inc. (1)	1,091	61,642
Tetra Tech, Inc.	496	91,601
		308,468
Food - 1.9%
Albertsons Cos, Inc.	5,446	191,645
Beyond Meat, Inc. (1)(2)	623	43,772
Flowers Foods, Inc. (2)	2,116	54,635
Ingredion, Inc.	607	56,530
Lamb Weston Holdings, Inc.	1,264	65,627
Lancaster Colony Corp.	252	36,842
Performance Food Group Co. (1)(2)	1,439	58,006
Pilgrim’s Pride Corp. (1)	3,041	85,391
Post Holdings, Inc. (1)(2)	1,595	154,077
The Hain Celestial Group, Inc. (1)	2,622	103,385
US Foods Holding Corp. (1)	1,949	61,238
		911,148
Food Service - 0.1%
Aramark	1,686	56,312

Gas - 0.9%
National Fuel Gas Co.	952	55,035
NiSource, Inc. (2)	11,056	270,983
ONE Gas, Inc.	486	31,512
UGI Corp. (2)	1,874	77,302
		434,832
Hand & Machine Tools - 0.5%
Lincoln Electric Holdings, Inc.	481	64,916
MSA Safety, Inc.	346	49,589
Regal Rexnord Corp.	605	95,650
		210,155
Healthcare - Products - 4.8%
10X Genomics, Inc. - Class A (1)(2)	368	56,234
Adaptive Biotechnologies Corp. (1)	1,421	37,074
Avantor, Inc. (1)(2)	9,095	359,071
Bio-Techne Corp.	391	184,564
Bruker Corp.	1,356	109,822
Envista Holdings Corp. (1)(2)	2,330	90,404
Globus Medical, Inc. - Class A (1)	693	43,396
Henry Schein, Inc. (1)	1,183	84,064
Hill-Rom Holdings, Inc.	720	111,960
ICU Medical, Inc. (1)	201	45,468
Inspire Medical Systems, Inc. (1)	362	80,824
Integra LifeSciences Holdings Corp. (1)	914	58,450
Natera, Inc. (1)(2)	899	82,222
Neogen Corp. (1)	1,014	40,692
Nevro Corp. (1)	300	26,124
Omnicell, Inc. (1)(2)	410	72,570
Penumbra, Inc. (1)	402	98,751
Quidel Corp. (1)(2)	1,685	248,639
Repligen Corp. (1)	905	259,282
STAAR Surgical Co. (1)	478	45,501
Tandem Diabetes Care, Inc. (1)(2)	852	109,499
		2,244,611
Healthcare - Services - 2.3%
Amedisys, Inc. (1)(2)	370	51,671
Charles River Laboratories International, Inc. (1)	486	177,813
Chemed Corp.	158	73,547
Encompass Health Corp.	932	53,702
Invitae Corp. (1)	2,230	37,910
LHC Group, Inc. (1)(2)	321	36,825
Medpace Holdings, Inc. (1)	415	86,075
Oak Street Health, Inc. (1)(2)	3,103	96,038
PPD, Inc. (1)	5,243	246,945
Sotera Health Co. (1)	4,719	100,703
Syneos Health, Inc. (1)	1,149	111,637
		1,072,866
Home Builders - 0.3%
Thor Industries, Inc. (2)	550	58,140
Toll Brothers, Inc.	1,057	67,088
		125,228
Home Furnishings - 0.4%
Dolby Laboratories, Inc. - Class A	643	53,632
Leggett & Platt, Inc.	1,020	41,198
Tempur Sealy International, Inc.	2,408	103,159
		197,989
Household Products & Wares - 0.6%
Avery Dennison Corp.	755	154,828
Helen of Troy Ltd. (1)	290	69,745
Reynolds Consumer Products, Inc. (2)	2,198	64,137
		288,710
Housewares - 0.3%
Newell Brands, Inc.	2,709	58,162
The Scotts Miracle-Gro Co. (2)	664	96,207
		154,369
Insurance - 3.4%
American Financial Group, Inc.	850	113,569
Assurant, Inc.	562	85,480
Athene Holding Ltd. (1)	1,489	121,979
Axis Capital Holdings Ltd.	860	42,725
Equitable Holdings, Inc.	6,843	215,281
Erie Indemnity Co. - Class A (2)	464	86,216
Essent Group Ltd.	1,076	44,740
Fidelity National Financial, Inc.	3,287	160,767
First American Financial Corp.	1,045	77,518
Kemper Corp.	621	34,354
Lincoln National Corp. (2)	1,997	132,461
MGIC Investment Corp. (2)	2,939	41,440
Old Republic International Corp.	2,643	63,326
Primerica, Inc.	375	55,181
Radian Group, Inc. (2)	1,709	34,812
Reinsurance Group of America, Inc.	631	59,888
RLI Corp.	406	41,729
Selective Insurance Group, Inc.	569	42,982
The Hanover Insurance Group, Inc.	308	37,499
Unum Group	1,951	45,068
Voya Financial, Inc. (2)	1,216	75,562
		1,612,577
Internet - 1.4%
Airbnb, Inc. - Class A (1)(2)	653	112,669
Anaplan, Inc. (1)	1,786	76,459
Bumble, Inc. - Class A (1)(2)	1,109	37,994
Chewy, Inc. - Class A (1)(2)	1,571	107,236
ContextLogic, Inc. - Class A (1)(2)	3,833	14,297
Opendoor Technologies, Inc. (1)	5,362	84,934
Q2 Holdings, Inc. (1)(2)	665	53,400
TripAdvisor, Inc. - Class A (1)	746	19,292
Zendesk, Inc. (1)(2)	1,504	153,573
		659,854
Iron & Steel - 1.1%
Cleveland-Cliffs, Inc. (1)(2)	15,133	307,957
Reliance Steel & Aluminum Co.	471	70,005
Steel Dynamics, Inc.	1,711	102,318
United States Steel Corp. (2)	1,904	43,049
		523,329
Leisure Time - 1.2%
Brunswick Corp. (2)	1,426	133,916
Harley-Davidson, Inc. (2)	3,903	142,967
Norwegian Cruise Line Holdings Ltd. (1)	1,752	34,181
Planet Fitness, Inc. - Class A (1)(2)	1,059	86,510
Polaris, Inc. (2)	747	83,507
YETI Holdings, Inc. (1)	1,130	104,141
		585,222
Lodging - 0.3%
Boyd Gaming Corp. (1)(2)	828	48,529
Choice Hotels International, Inc.	433	62,157
Wyndham Hotels & Resorts, Inc. (2)	697	55,398
		166,084
Machinery - Construction & Mining - 0.3%
Oshkosh Corp.	511	54,983
Vertiv Holdings Co.	4,142	106,201
		161,184
Machinery - Diversified - 2.1%
AGCO Corp.	901	99,299
Cognex Corp.	1,922	148,474
Colfax Corp. (1)	2,777	128,964
Crane Co. (2)	523	50,490
Curtiss-Wright Corp.	356	44,792
Flowserve Corp.	1,102	33,038
Gates Industrial Corp. PLC (1)	2,799	44,868
Graco, Inc.	1,540	112,251
Nordson Corp.	530	134,721
The Middleby Corp. (1)	472	82,449
The Toro Co.	1,044	104,985
		984,331
Media - 1.0%
Altice USA, Inc. - Class A (1)	3,262	51,670
Discovery, Inc. - Class A (1)(2)	1,488	34,626
Fox Corp. - Class A	3,369	120,307
News Corp. - Class A	2,801	60,558
Nexstar Media Group, Inc. (2)	719	107,490
The New York Times Co. - Class A	1,692	80,370
		455,021
Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc. (2)	954	118,019
RBC Bearings, Inc. (1)	199	39,340
The Timken Co.	624	41,078
Valmont Industries, Inc.	191	45,655
		244,092
Mining - 0.4%
Alcoa Corp. (2)	2,192	101,994
Royal Gold, Inc. (2)	748	74,822
		176,816
Miscellaneous Manufacturers - 1.1%
A.O. Smith Corp. - Class A	1,146	90,591
Axon Enterprise, Inc. (1)	1,172	197,822
Carlisle Companies, Inc.	402	90,530
Donaldson Co., Inc.	1,062	59,929
ITT, Inc.	874	82,663
		521,535
Office & Business Equipment - 0.1%
Xerox Holdings Corp.	1,559	28,717

Oil & Gas - 1.3%
APA Corp. (2)	2,397	61,771
Continental Resources, Inc. (2)	2,197	97,415
Coterra Energy, Inc. (2)	4,544	91,243
Devon Energy Corp. (2)	2,120	89,167
Diamondback Energy, Inc. (2)	598	63,825
EQT Corp. (1)	1,937	37,636
HollyFrontier Corp.	1,090	35,229
Marathon Oil Corp.	4,068	63,013
Texas Pacific Land Corp.	49	59,230
		598,529
Oil & Gas Services - 0.1%
NOV, Inc. (2)	2,596	30,944

Packaging & Containers - 1.2%
AptarGroup, Inc. (2)	603	72,113
Berry Global Group, Inc. (1)(2)	1,513	104,473
Crown Holdings, Inc.	1,246	131,827
Graphic Packaging Holding Co.	2,859	56,437
Sealed Air Corp.	1,300	80,756
Silgan Holdings, Inc.	1,177	48,810
Sonoco Products Co.	896	52,084
		546,500
Pharmaceuticals - 0.9%
Herbalife Nutrition Ltd. (1)(2)	1,225	45,766
Jazz Pharmaceuticals PLC (1)	673	80,672
Neurocrine Biosciences, Inc. (1)	2,171	180,736
Perrigo Co. PLC	1,354	49,705
Sarepta Therapeutics, Inc. (1)(2)	1,002	80,972
		437,851
Pipelines - 0.3%
New Fortress Energy, Inc. (2)	3,332	82,934
Targa Resources Corp.	1,191	61,491
		144,425
Private Equity - 0.6%
Ares Management Corp.	1,680	136,349
The Carlyle Group, Inc.	2,933	160,406
		296,755
Real Estate - 0.5%
Compass, Inc. - Class A (1)	5,483	52,417
Jones Lang LaSalle, Inc. (1)	416	97,723
Redfin Corp. (1)	1,326	53,955
The Howard Hughes Corp. (1)	343	28,123
		232,218
Real Estate Investment Trusts (REITs) - 7.8%
AGNC Investment Corp. (2)	4,350	66,511
Agree Realty Corp. (2)	812	54,859
American Campus Communities, Inc.	1,154	59,708
American Homes 4 Rent - Class A	2,778	111,370
Americold Realty Trust	3,883	126,741
Apartment Income REIT Corp.	1,204	61,115
Blackstone Mortgage Trust, Inc. - Class A	1,392	41,760
Brixmor Property Group, Inc.	2,460	55,940
Camden Property Trust	917	151,498
CoreSite Realty Corp.	446	76,288
Cousins Properties, Inc. (2)	1,848	69,780
CubeSmart	1,841	99,267
CyrusOne, Inc.	1,123	99,969
Douglas Emmett, Inc.	1,440	47,189
EastGroup Properties, Inc.	398	81,073
Equity LifeStyle Properties, Inc.	1,644	133,657
Federal Realty Investment Trust (2)	606	74,338
First Industrial Realty Trust, Inc.	1,180	71,284
Gaming and Leisure Properties, Inc.	2,197	99,129
Healthcare Realty Trust, Inc. (2)	1,499	46,949
Healthcare Trust of America, Inc. (2)	2,616	88,839
Highwoods Properties, Inc. (2)	1,084	46,829
Hudson Pacific Properties, Inc.	3,350	81,539
JBG SMITH Properties (2)	941	26,150
Kilroy Realty Corp.	1,162	74,984
Kimco Realty Corp.	3,953	88,626
Lamar Advertising Co. - Class A	702	76,701
Life Storage, Inc.	726	95,934
Medical Properties Trust, Inc. (2)	17,837	379,750
MGM Growth Properties, LLC - Class A	1,040	38,074
National Retail Properties, Inc.	1,653	72,897
New Residential Investment Corp.	2,682	28,510
Omega Healthcare Investors, Inc. (2)	2,388	66,721
PS Business Parks, Inc. (2)	244	42,749
Rayonier, Inc.	1,498	56,579
Regency Centers Corp. (2)	1,643	113,926
Rexford Industrial Realty, Inc.	1,374	96,290
SL Green Realty Corp.	577	40,061
STAG Industrial, Inc. - Class A	2,223	96,878
Starwood Property Trust, Inc.	2,515	62,774
STORE Capital Corp. (2)	2,587	85,216
Terreno Realty Corp.	651	49,574
VICI Properties, Inc. (2)	6,951	189,067
Vornado Realty Trust (2)	1,738	69,763
		3,696,856
Retail - 4.7%
American Eagle Outfitters, Inc. (2)	1,432	37,075
AutoNation, Inc. (1)	687	85,085
Bath & Body Works, Inc. (1)	3,479	261,377
BJ’s Wholesale Club Holdings, Inc. (1)(2)	1,518	100,416
Carvana Co. - Class A (1)(2)	845	236,955
Casey’s General Stores, Inc.	305	59,259
Five Below, Inc. (1)	546	111,078
Floor & Decor Holdings, Inc. (1)(2)	1,122	144,637
Foot Locker, Inc.	854	38,977
Freshpet, Inc. (1)(2)	799	86,308
GameStop Corp. (1)	602	118,118
Kohl’s Corp.	1,483	75,974
Lithia Motors, Inc. - Class A (2)	274	79,824
MSC Industrial Direct Co., Inc. - Class A	392	30,850
Nordstrom, Inc. (1)(2)	998	21,128
Ollie’s Bargain Outlet Holdings, Inc. (1)(2)	836	51,740
Penske Automotive Group, Inc. (2)	674	67,144
Qurate Retail, Inc. - Series A	6,478	51,824
RH (1)(2)	220	128,300
Texas Roadhouse, Inc. (2)	783	64,942
The Gap, Inc.	2,589	42,796
The Wendy’s Co.	2,036	41,901
Victoria’s Secret & Co. (1)	1,154	62,639
Williams-Sonoma, Inc. (2)	835	162,691
Wingstop, Inc.	325	52,195
		2,213,233
Savings & Loans - 0.4%
New York Community Bancorp, Inc. (2)	4,277	51,239
People’s United Financial, Inc.	3,903	66,507
Sterling Bancorp	1,426	35,379
TFS Financial Corp.	2,576	46,368
		199,493
Semiconductors - 3.7%
Brooks Automation, Inc.	1,190	134,589
Cirrus Logic, Inc. (1)	677	54,282
CMC Materials, Inc.	335	44,488
Entegris, Inc.	1,493	218,098
Lattice Semiconductor Corp. (1)	1,623	123,234
MKS Instruments, Inc. (2)	746	113,511
Monolithic Power Systems, Inc.	670	370,818
ON Semiconductor Corp. (1)(2)	4,852	298,058
Semtech Corp. (1)(2)	860	73,676
Silicon Laboratories, Inc. (1)	1,035	203,140
Wolfspeed, Inc. (1)(2)	909	111,462
		1,745,356
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	374	66,389

Software - 12.1%
ACI Worldwide, Inc. (1)(2)	1,271	37,037
Alteryx, Inc. - Class A (1)(2)	604	40,148
Aspen Technology, Inc. (1)	822	119,215
Avalara, Inc. (1)	1,133	158,257
Bentley Systems, Inc. - Class B (2)	2,715	130,293
Bill.com Holdings, Inc. (1)(2)	881	247,429
Blackline, Inc. (1)(2)	739	81,327
C3.ai, Inc. - Class A (1)	1,438	53,149
CDK Global, Inc.	1,087	42,002
Ceridian HCM Holding, Inc. (1)(2)	1,983	216,940
Change Healthcare, Inc. (1)	5,003	101,461
Cloudflare, Inc. - Class A (1)(2)	3,300	621,192
Concentrix Corp.	553	91,798
Consensus Cloud Solutions, Inc. (1)	159	9,960
Datadog, Inc. - Class A (1)(2)	4,493	801,057
Digital Turbine, Inc. (1)	2,624	139,229
Dropbox, Inc. - Class A (1)	2,942	72,403
Dynatrace, Inc. (1)	4,051	254,605
Elastic NV (1)	1,359	211,270
Everbridge, Inc. (1)(2)	444	50,359
Fair Isaac Corp. (1)	316	111,589
Fastly, Inc. - Class A (1)(2)	1,462	59,591
Five9, Inc. (1)(2)	447	63,622
Guidewire Software, Inc. (1)(2)	1,010	117,503
Manhattan Associates, Inc. (1)	510	79,642
MongoDB, Inc. - Class A (1)	828	412,427
N-able, Inc. (1)(2)	3,313	39,093
nCino, Inc. (1)	1,345	83,551
Nuance Communications, Inc. (1)	7,578	420,503
Nutanix, Inc. - Class A (1)	1,862	61,856
Pegasystems, Inc.	1,022	117,346
PTC, Inc. (1)	2,971	325,562
Smartsheet, Inc. (1)	1,575	100,800
SolarWinds Corp.	3,586	51,638
Teradata Corp. (1)	1,563	67,865
Ziff Davis, Inc. (1)(2)	493	56,138
Zynga, Inc. (1)	6,568	39,605
		5,687,462
Telecommunications - 0.5%
Ciena Corp. (1)	1,499	90,285
Iridium Communications, Inc. (1)	1,420	54,599
Juniper Networks, Inc.	3,104	96,627
		241,511
Textiles - 0.2%
Mohawk Industries, Inc. (1)	557	93,504

Toys, Games & Hobbies - 0.2%
Mattel, Inc. (1)(2)	3,909	82,910

Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc.	1,481	84,787
Landstar System, Inc.	343	57,813
Saia, Inc. (1)	254	84,120
XPO Logistics, Inc. (1)	1,289	93,375
		320,095
Water - 0.4%
Essential Utilities, Inc.	4,018	189,931

Total Common Stocks
(Cost $42,932,430)		47,016,358

Escrow Units - 0.0% (3)
Healthcare - Products - 0.0% (3)
Wright Medical Group N.V. (1)	776	–
Total Escrow Units
(Cost $0)		–

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.026% (4)	24,816	24,816
Total Short-Term Investments
(Cost $24,816)		24,816

Investments Purchased With Collateral From Securities Lending - 29.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (4)	13,978,218	13,978,218
Total Investments Purchased With Collateral From Securities Lending
(Cost $13,978,218)		13,978,218

Total Investments in Securities - 129.5%
(Cost $56,935,464)		61,019,392
Other Liabilities in Excess of Assets - (29.5)%		(13,902,178)
Total Net Assets - 100.0%		$47,117,214

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $13,426,450 or 28.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2		Level 3	Total
Common Stocks (1)	$–	$47,016,358	$–		$–	$47,016,358
Preferred Stock (1)	–	–	–		–	–
Escrow Units (1)	–	–	–		0	0
Short-Term Investments	–	24,816	–		–	24,816
Investments Purchased With Collateral From Securities Lending (2)	13,978,218	–	–		–	13,978,218
Total Investments in Securities	$13,978,218	$47,041,174	$–		$0	$61,019,392

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Investments in Securities at Fair Value
Balance as of August 31, 2021			$0
Accrued discounts/premiums			–
Realized gain (loss)			–
Change in unrealized depreciation			–
Purchases			–
Sales			–
Transfer into and/or out of Level 3			–
Balance as of November 30, 2021			$0	(3)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2021:			$–

(3) The security,Wright Medical Group N.V., is classified as a Level 3 security due to a lack of market activity and is valued at fair value as determined in good faith by the Valuation Committee of the Trust.